DREYFUS

MidCap Index
Fund
Semi-Annual
Report


April 30, 1998

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

   We are pleased to provide you with this report for Dreyfus MidCap Index Fund for the six-month period ended April 30, 1998. Your Fund produced a total return of 18.69%.* This compares with a total return of 19.17% for the Standard & Poor's MidCap 400 Index for the same period, which the Fund is designed to replicate.** The difference is primarily accounted for by transaction fees and other Fund expenses.

Economic Review

   Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, incoming evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy and a still tightening labor market have kept the Federal Reserve Board in neutral, although a bias favoring higher interest rates was resumed recently. Market interest rates have likewise stayed within a narrow range in recent months.

   While manufacturing has turned appreciably sluggish since year-end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged only gradually. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes.

   Rising real wages that have been such a boon to consumers in recent months may also be taking a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. Accelerating wage growth that is apparent alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.

   The above pressures have kept Fed policy unchanged until now. However, policymakers are more concerned about wage growth than economic strains, as evidenced by a recent shift towards a tightening bias. Although long-term bond yields were below year-ago levels at the end of April, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This, too, could restrain the economic growth rate.

Market Overview

   Equity prices during the six months ended April 30, 1998 continued to display considerable volatility, most of the time on the upside. Mid-capitalization stocks moderately lagged large-cap equities and outperformed small-cap equities. Last November, the markets were still trying to recover from the financial crisis in Asia. As the months went by, however, the U.S. equity markets rebounded from that severe blow.

   Early in the new year, there were temporary setbacks due to worries about inflation and concern about the corporate profit outlook. By midwinter, however, the markets resumed their upward surge, which continued almost unbroken until interest rate jitters struck again in late April. This time the cause was a press report that the Fed was going to tilt its policy toward tightening credit.

   As it turned out, even that scare was short-lived and, as the month of May began, stock prices set new records once again, especially the stocks of the large-capitalized corporations.

   Despite the impressive gains in the broad market averages, it was not a market that would allow investors simply to sit back and relax. Some commentators had begun to refer to it as the "bubble market," a market that could inflate to record heights one week, yet the next week could be deflated just as quickly by unexpected national, international and corporate news.

   Now that most first-quarter corporate profits have been reported, it is apparent that the quarter saw a slowdown in total profits. While some analysts believe that there could be an increase in the growth of earnings in the second quarter and beyond, many skeptics believe such possible increases to be overoptimistic. The skeptics have cited several factors:

   o possible delayed reaction to the collapse of Asian markets;
   o the ever-present possibility that the Fed could still raise interest rates;
   o the approaching shadow of the midterm elections next fall, with all the political acrimony they could bring.

   There was also the risk that Fed Chairman Greenspan might once again warn against excessive enthusiasm in the equity markets, as he did in late 1996 when he spoke of "irrational exuberance."

   In this atmosphere, wary investors were as quick to sell as to buy, depending on the ebb and flow of economic and political news. Volatility, it appeared, was a condition the markets would need to live with for some time to come, in rising as well as in falling markets.

   We very much appreciate your investment in this Fund .

                                          Sincerely,

                                          /s/Steven A. Falci

                                          Steven A. Falci
                                          Portfolio Manager

May 26, 1998
New York, N.Y.

*  Total return includes reinvestment of dividends and any capital gains paid.

** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's MidCap 400 Index is a broad-based index of 400 companies with market capitalizations generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of overall mid-cap stock market performance.

Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------

Statement of Investments                             April 30, 1998 (Unaudited)

  Shares     COMMON STOCKS--92.2%             Value
---------    -------------------------     -----------
             Basic Industries--6.5%
   23,300(a) Airgas ..................     $   361,150
   18,300    Albemarle ...............         455,213
    9,604    BetzDearborn ............         515,015
   13,410    Bowater..................         750,122
   22,400    Cabot....................         805,000
   13,089    Calgon Carbon ...........         158,704
    7,733    CalMat...................         202,508
    7,591    Chesapeake...............         276,123
   39,216    Clayton Homes............         786,771
   14,821    Consolidated Papers......         980,965
   24,276    Crompton & Knowles.......         726,763
   14,800(a) Cytec Industries.........         810,300
    7,643    Dexter ..................         315,751
   27,600    Ethyl....................         210,450
   12,479    Ferro....................         359,551
    4,542    Fuller (H.B.)............         285,011
   13,551    GenCorp .................         412,459
   10,879    Georgia GulF ............         279,454
   13,900    Glatfelter (P.H.)........         251,069
    6,050    Granite Construction.....         178,853
   16,802    Hanna(M.A.)..............         385,396
   37,422    IMC Global...............       1,347,192
    8,521(a) Jacobs Engineering Group.         284,388
   15,046    Lawter International ....         157,983
   17,036    Longview Fibre...........         288,547
   18,888    Lubrizol ................         696,495
   26,238    Lyondell Petrochemical...         862,574
    7,500    Minerals Technologies....         408,281
    2,417    NCH .....................         153,177
   16,340    Olin ....................         764,916
   32,513    RPM......................         560,849
    9,400    Rayonier.................         471,175
   11,825    Schulman (A.)............         264,584
   40,100    Solutia .................       1,137,838
   31,630    Sonoco Products..........       1,271,131
    7,841    Southdown ...............         554,751
   32,100(a) Sybron International.....         850,650
   30,600    Georgia Pacific (Timber Group)    784,125
   22,800    Unisource Worldwide .....         289,275
   11,100    Vulcan Materials.........       1,277,194
   19,113    Wausau-Mosinee Paper.....         404,957
   10,261    Wellman..................         232,155
   19,016    Witco ...................         753,509
                                           -----------
                                            23,322,374
                                           -----------
             Capital Goods--24.8%
   19,000(a) ACNielsen ...............         532,000
   44,112(a) ADC Telecommunications ..       1,320,603
   20,800    AGCO ....................         556,400


  Shares     COMMON STOCKS--(continued)        Value
---------    -------------------------     -----------

             Capital Goods (continued)
   10,922    AMETEK.....................   $   332,438
   10,261    Albany International, Cl. A       292,439
   29,504(a) Altera.....................     1,194,912
   69,500(a) America Online.............     5,560,000
   31,500(a) American Power Conversion..     1,013,906
   26,300    American Water Works.......       787,356
   53,526    Analog Devices.............     2,084,169
   32,462(a) Arrow Electronics..........       886,618
   32,900(a) Atmel......................       664,169
   13,204    Avnet......................       814,522
   33,620(a) BMC Software...............     3,145,571
   69,010(a) Cadence Design System......     2,505,926
   32,320    Cintas.....................     1,539,240
   22,528(a) Cirrus Logic...............       235,136
   24,538    Comdisco...................     1,085,807
   59,400    Compuware..................     2,903,175
   14,500(a) Comverse Technology........       686,938
   26,200(a) Corrections Corporation
                of America..............       727,050
   19,000(a) Covance....................       407,313
    8,300(a) Culligan Water Technologies       481,919
   30,018(a) Cypress Semiconductor......       300,180
   19,302    Danaher....................     1,387,331
   22,801    Diebold....................       934,841
   16,408    Donaldson..................       416,353
   19,600(a) Electronic Arts............       906,500
   15,113    Federal Signal.............       323,985
   10,530(a) First Health Group.........       621,270
   17,300(a) Fiserv.....................     1,130,988
   13,415    Flowserve..................       400,773
   13,700(a) GTECH Holdings.............       491,488
   22,180    Hubbell....................     1,093,751
    9,609(a) Information Resources......       179,568
   50,400(a) Informix...................       498,488
   26,800(a) Intergrated Device Technology     323,275
   11,188    Kaydon.....................       490,174
   21,900(a) Keane......................     1,100,475
   12,585    Kelly Services, Cl. A......       465,645
    9,800    Kennametal.................       522,463
   23,500(a) Lexmark International
                Group, Cl. A............     1,360,063
   25,040    Linear Technology..........     2,015,720
   15,200(a) Litton Industries..........       912,000
   10,326(a) MagneTek...................       203,293
   26,800    Manpower...................     1,180,875
   21,007    Mark IV Industries.........       442,460
   43,300(a) Maxim Integrated Products..     1,748,238
   24,200(a) Medaphis...................       222,338
   21,509(a) Mentor Graphics............       225,845


Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------

Statement of Investments (continued)                 April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)        Value
---------    -------------------------     -----------
             Capital Goods (continued)
   51,763    Molex.....................    $ 1,481,716
   34,000(a) NCR.......................      1,247,375
   22,800(a) Networks Associates.......      1,561,800
    5,668    Nordson ..................        267,105
   16,600    Ogden ....................        510,450
   26,850    Olsten ...................        367,509
   35,902    Paychex...................      1,949,927
   12,540    Pentair ..................        542,355
   13,600    Pittston Brinks Group.....        532,100
    6,077(a) Policy Management Systems.        489,958
    8,023    Precision Castparts.......        498,429
   20,500    Premark International ....        684,188
   22,800(a) QUALCOMM..................      1,282,500
   45,106(a) Quantum...................      1,059,991
   30,050(a) Robert Half International.      1,626,456
   11,105    Rollins ..................        221,406
   19,800(a) SCl Systems...............        815,513
   24,621    Sensormatic Electronics...        384,703
    3,336(a) Sequa, Cl. A..............        246,864
   14,082(a) Sequent Computer Systems..        276,359
   38,100(a) Solectron ................      1,688,306
   18,518    Sothebys Holdings, Cl. A..        427,071
   29,711(a) Sterling Commerce ........      1,264,574
   25,600(a) Sterling Software.........        676,800
   10,926    Stewart & Stevenson Services      243,104
   32,200    Stewart Enterprises .......       829,150
   17,713(a) Storage Technology .......      1,495,641
    7,894(a) Stratus Computer..........        343,882
   11,169(a) Structural Dynamics Research      315,524
   19,626    Sundstrand ................     1,355,421
   33,000(a) SunGuard Data Systems .....     1,175,625
   18,676(a) Symantec...................       541,604
   19,611    Symbol Technologies........       755,024
   21,400(a) Synopsys...................       920,200
    7,200    Tecumseh Products, Cl. A ..       362,700
   27,544(a) Teradyne ..................     1,005,356
   12,042    Thiokol ...................       648,763
   14,351    Trinity Industries.........       731,901
   34,300    U.S.Filter.................     1,119,038
   15,220(a) UCAR International ........       494,650
   71,600(a) USA Waste Service..........     3,512,875
    9,938    Varian Associates..........       486,341
   32,800    Viad.......................       846,650
   21,247(a) Vishay Intertechnology.....       389,086
    8,982    Watts Industries, Cl. A....       230,164
   24,566(a) Xilinx.....................     1,123,895
   13,650    York International ........       673,116
                                          ------------
                                            89,359,152
                                          ------------
Shares       COMMON STOCKS (continued)        Value
---------    -------------------------     -----------
             Consumer Cyclical--14.9%
    8,068    Arvin Industries...........    $  330,284
    7,500    Bandag.....................       417,656
    9,886    Banta......................       316,352
   22,400(a) Barnes & Noble.............       758,800
   22,800(a) Bed Bath & Beyond..........     1,122,900
   20,532    Belo (A.H.), Cl. A.........     1,086,913
   14,500(a) Best Buy...................     1,018,625
   12,407    BJ's Wholesale Club........       497,055
   14,144    Bob Evans Farms............       288,184
    7,800    Borg-Warner Automotive.....       485,063
   21,671    Brinker International......       520,104
   15,000(a) Buffets....................       222,188
   19,700(a) Burlington Industries......       344,750
   24,700    Callaway Golf..............       673,075
    9,932    Carlisle Cos...............       504,049
   10,766(a) Chris-Craft Industries.....       617,699
   31,473(a) Circus Circus Enterprises..       568,481
   15,952    Claire's Stores............       347,953
   30,200(a) CompUSA....................       560,588
   20,325    Cracker Barrel Old Country Store  746,944
   47,583    Dollar General.............     1,802,206
   28,385    Family Dollar Stores.......       965,090
   12,500    Fastenal...................       699,219
   13,317    Federal-Mogul..............       861,443
   15,300    Fingerhut..................       453,263
   26,960(a) General Nutrition..........       967,190
   20,322    HON Industries.............       650,304
   14,000    Hannaford Brothers.........       622,125
   50,324    Harley-Davidson............     1,811,664
   18,870    Heilig-Meyers..............       265,359
   10,006    Houghton Mifflin...........       325,820
   37,676    International Game Technology   1,047,864
   17,000(a) Jones Apparel Group........     1,016,813
   52,200(a) Kohl's.....................     2,156,513
   10,248(a) Lands' End.................       377,895
   14,900    Lee Enterprises............       466,556
   31,796    Leggett & Platt............     1,651,405
   13,600(a) Lone Star Steakhouse/Saloon       289,000
    8,800    Media General, Cl. A.......       418,000
   22,800    Meritor Automotive.........       588,525
   49,400(a) Meyer (Fred)...............     2,216,825
   11,400(a) Micro Warehouse............       178,125
   29,660    Miller (Herman)............       895,361
    9,820    Modine Manufacturing.......       365,181
   11,900(a) Nine West Group............       330,969
   22,200    North Fork Bancorp.........       824,175
    6,788    OEA........................       129,396

Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------

Statement of Investments (continued)                 April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)        Value
---------    ----------------------------  -----------
             Consumer Cyclical (continued)
   52,268(a) Office Depot................  $ 1,731,378
   41,000(a) OfficeMax ..................      771,313
   15,800(a) Outback Steakhouse .........      602,375
   12,300(a) Payless ShoeSource .........      879,450
   29,400(a) Proffitts ..................    1,168,650
   28,423(a) Promus Hotel................    1,284,364
   26,052    Reynolds & Reynolds, Cl A ..      599,196
   15,400    Ruddick ....................      276,238
   21,000(a) Saks Holdings ..............      468,563
    6,800    Sbarro......................      200,600
    5,400(a) Scholastic..................      201,150
   41,132    Shaw Industries.............      665,824
    9,407    Standard Register...........      375,692
   82,689(a) Staples.....................    2,041,385
   28,600(a) Starbucks...................    1,376,375
    9,200    Superior Industries
               International.............      295,550
    8,248    TCA Cable TV ...............      509,314
   11,638    Tiffany.....................      529,529
   14,900(a) U.S. Foodservice............      526,156
   43,650    U.S. Office Products .......      772,059
   20,337    Unifi.......................      779,161
   28,000(a) Viking Office Products .....      677,250
   14,214    Wallace Computer Services...      512,592
   20,700    Warnaco Group, Cl. A........      874,575
    3,469    Washington Post, Cl. B......    1,818,623
                                           -----------
                                            53,741,311
                                           -----------
             Consumer Staples--4.6%
    6,388    Church & Dwight.............      196,830
  127,708    Coca-Cola Enterprises ......    4,820,950
   13,477    Dean Foods .................      631,734
   33,600    Dial .......................      819,000
   19,843    Dole Food...................      891,695
    8,928    Dreyers Grand Ice Cream ....      225,432
   13,116    First Brands................      351,673
   29,225    Flowers Industries .........      624,684
   25,000    Hormel Foods ...............      850,000
   30,600    IBP.........................      631,125
   13,400(a) Imation ....................      252,925
   24,200    Interstate Bakeries ........      766,838
    6,177    International Multifoods ...      179,519
   14,299    Lancaster Colony............      552,299
    9,845    Lance ......................      211,668
   24,636    McCormick & Co..............      843,783
    9,620    Smucker (J.M.), Cl. A.......      236,291
    5,778    Stanhome . .................      193,563
   76,566    Tyson Foods, Cl. A..........    1,478,681
   11,666    Universal ..................      436,746


Shares       COMMON STOCKS (continued)         Value
---------    ----------------------------  -----------

             Consumer Staples (continued)
    8,464    Universal Foods............   $   427,961
   14,900    Vlasic Foods International.       343,631
   33,600    Whitman....................       657,300
                                           -----------
                                            16,624,328
                                           -----------
             Energy--7.1%
   18,762    AGL Resources..............       390,484
   25,570(a) BJ Services................       958,875
   12,700    Camco International........       862,013
   39,600    El Paso Natural Gas........     1,462,725
   47,000    ENSCO International........     1,327,750
   56,900    Global Marine..............     1,340,706
    7,494    Indiana Energy.............       236,061
   16,894    Keyspan Energy.............       576,508
   22,014    LG&E Energy................       583,371
   25,880    MCN........................       976,970
   14,882    Murphy Oil.................       765,493
   33,300(a) Nabors Industries..........       838,744
   12,637    National Fuel Gas..........       581,302
   18,777    Noble Affiliates...........       809,758
   43,400(a) Noble Drilling.............     1,402,363
   32,016(a) Ocean Energy...............       784,392
   25,337(a) Parker Drilling............       259,704
   33,000    Pioneer Natural Resources..       789,938
   11,586    Quaker State...............       209,272
   13,548    Questar....................       587,645
   41,582    Ranger Oil.................       288,475
   20,920(a) Seagull Energy.............       356,948
   13,310(a) Smith International........       781,963
   20,105    Tidewater..................       796,661
   51,669    Tosco......................     1,840,708
   33,400    Transocean Offshore........     1,866,225
   29,000    Ultramar Diamond Shamrock..       937,063
   17,800    UtiliCorp United...........       669,725
   18,576    Valero Energy..............       601,398
   21,130(a) Varco International........       649,748
   14,460    Washington Gas Light.......       393,131
   17,441(a) Weatherford International..       873,140
                                          ------------
                                            25,799,259
                                          ------------
             Health Care--8.2%
    4,734(a) ATL Ultrasound.............       229,007
    9,495(a) Acuson.....................       178,031
   19,200    Allegiance.................       876,000
   17,000    Apria Healthcare Group.....       162,563
    9,412    Beckman Coulter............       524,131
   16,638    Bergen Brunswig, Cl. A.....       754,949
   36,300(a) Beverly Enterprises........       571,725

Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------

Statement of Investments (continued)                 April 30, 1998 (Unaudited)

Shares       COMMON STOCKS (continued)        Value
---------    ----------------------------  -----------
             Health Care (continued)
   24,452(a) Biogen......................  $ 1,085,058
   15,151    Carter-Wallace .............      273,665
   23,197(a) Centocor ...................      978,623
   58,080(a) Chiron......................    1,125,300
   15,200(a) Concentra Managed Care .....      473,100
   17,900    DENTSPLY International .....      588,463
   26,600(a) Forest Laboratories.........      962,588
   40,120(a) Foundation Health...........    1,160,973
   25,658(a) Genzyme.....................      793,794
   14,700(a) Healthcare & Retirement ....      599,025
   54,100(a) Health Management Association   1,704,150
   22,700    Hillenbrand Industries......    1,415,913
   23,200    ICN Pharmaceuticals.........    1,142,600
   40,150(a) IVAX .......................      391,463
   30,600    McKesson....................    2,163,038
   40,398    Mylan Laboratories .........    1,095,796
   20,248(a) NovaCare ...................      282,207
   26,900    Omnicare ...................      921,325
   26,300(a) Oxford Health Plans.........      450,388
   23,000(a) PSS World Medical...........      516,063
   13,836(a) PacifiCare Health Systems,
               Ser. B....................      991,004
   25,300(a) Perrigo ....................      327,319
   24,700(a) Quorum Health Group.........      793,487
   26,180(a) Quintiles Transnational.....    1,295,910
    8,000(a) Scherer (R.P.) .............      584,000
   31,750    Stryker ....................    1,428,750
   12,200    Teleflex....................      518,500
   25,800(a) Total Renal Care Holdings...      854,625
   29,000(a) Watson Pharmaceuticals......    1,247,000
                                           -----------
                                            29,460,533
                                           -----------
             Interest Sensitive--13.0%
   44,834    AFLAC.......................    2,914,210
   23,200    AMBAC.......................    1,315,150
   19,459    American Financial Group....      847,683
   16,900    Associated Banc-Corp........      887,250
   38,926    Bear Stearns Cos............    2,221,215
   21,700    Capital One Financial.......    2,084,556
   21,090    Charter One Financial ......    1,427,529
   15,157    City National ..............      563,651
   36,490    Crestar Financial ..........    2,182,558
   41,200    Dime Bancorp ...............    1,264,325
   31,674    Edwards (A.G.) .............    1,425,330
   18,600    FINOVA Group................    1,089,263
   57,482    First Security .............    1,408,309
   42,344    First Tennessee National....    1,458,222
   17,109    First Virginia Banks........      955,965
   47,900    Firstar.....................    1,787,269
    6,296    HSB Group ..................      415,536

Shares       COMMON STOCKS (continued)        Value
---------    ----------------------------  -----------
             Interest Sensitive (continued)
   47,200    Hibernia, Cl. A............    $  964,650
   33,491    Marshall & Iisley..........     1,959,224
   23,751    Mercantile Bankshares......       911,445
   31,100    Old Kent Financial.........     1,209,013
   30,700    Old Republic International.     1,389,175
   10,700    PMI Group..................       869,375
   26,570    Pacific Century Financial..       655,947
   43,750    Paine Webber Group.........     1,960,547
   44,628    Provident Cos..............     1,743,281
   46,228    Regions Financial..........     2,016,697
   51,042    SouthTrust.................     2,178,855
   30,600    TCF Financial Corp.........       996,413
   19,300    T. Rowe Price Associates...     1,457,150
   11,437    Transatlantic Holdings.....       878,505
   26,800    Union Planters.............     1,648,200
   11,100    Wilmington Trust...........       717,338
   22,500    Zions Bancorporation.......     1,150,313
                                           -----------
                                            46,954,149
                                           -----------
             Mining And Metals--1.1%
   20,100    AK Steel Holding...........       422,100
   17,700    Alumax.....................       873,938
    5,429    Brush Wellman..............       147,940
    7,544    Carpenter Technology.......       438,024
    3,768    Cleveland-Cliffs...........       211,008
   15,946    Harsco.....................       733,516
    2,700(a) MAXXAM.....................       165,544
   15,300    Martin Marietta Materials..       718,144
    8,468    Oregon Steel Mills.........       201,115
                                           -----------
                                             3,911,329
                                           -----------
             Transportation--1.7%
    9,880    ASA Holdings...............       375,440
   16,438    Airborne Freight...........       651,356
    6,387(a) Alaska Air Group...........       358,470
   14,957    Alexander & Baldwin........       428,144
    8,600    Arnold Industries..........       137,600
   15,500    CNF Transportation.........       598,688
    8,073    GATX.......................       669,050
      909    Illinois Central, Ser. A...        36,133
   12,000    Hunt (J.B.) Transport......       384,000
   35,588    Kansas City Southern Industries 1,608,133
   11,600    Newport News Shipbuilding..       315,375
   12,170    Overseas Shipholding Group.       258,613
   16,900(a) Wisconsin Central Transportation  414,050
                                           -----------
                                             6,235,052
                                           -----------
             Utilities--10.3%
   57,692(a) AES........................     3,183,877


Dreyfus MidCap Index Fund
------------------------------------------------------------------------------

Statement of Investments (continued)                April 30, 1998 (Unaudited)

Shares         COMMON STOCKS (continued)        Value
---------      ----------------------------  -----------
               Utilities (continued)
   11,968      Aliant Communications.......  $   339,592
   40,422      Allegheny Energy............    1,237,924
    7,192      Black Hills.................      150,583
   31,845      CMS Energy .................    1,391,228
   27,200      Calenergy...................      887,400
   10,715      Central Maine Power ........      194,879
   30,087      Century Telephone Enterprises   1,280,578
   45,000      Cincinnati Bell.............    1,721,250
    7,420      Cleco ......................      238,367
   16,436      Comsat......................      663,604
   35,399      Conectiv ...................      741,167
   32,116      Florida Progress ...........    1,304,713
   10,529      Hawaiian Electric Industries      426,425
   14,751      IPALCO Enterprises..........      642,590
   12,383      Idaho Power.................      441,144
   23,676      Illinova ...................      723,598
   23,579      Interstate Energy...........      744,212
   20,480      Kansas City Power & Light...      609,280
   33,400(a)   LCI International...........    1,327,650
   31,833      Mid American Energy Holdings      672,472
   11,037      Minnesota Power & Light ....      449,758
   18,115      Montana Power...............      673,652
   16,511      Nevada Power................      405,551
   41,496      NIPSCO Industries...........    1,112,612
   36,528      New Century Energies .......    1,735,080
   21,416      New England Electric System.      931,596
   21,688      New York State Electric & Gas     905,474
   42,960      Northeast Utilities ........      606,810
   13,373      OGE Energy..................      734,679
   28,036      Pinnacle West Capital. .....    1,240,593
   39,183      Potomac Electric Power .....      959,984
   13,794      Public Service of New Mexico      318,124
   27,990      Puget Sound Power & Light...      736,487

Shares         COMMON STOCKS (continued)         Value
---------     ----------------------------   -----------
               Utilities (continued)
   35,464      SCANA......................   $ 1,059,487
   21,983      Southern New England
                 Telecommunications.......     1,538,810
   40,300(a)   360 Communications.........     1,231,669
   43,218      TECO Energy................     1,150,679
   19,700      Telephone & Data Systems...       935,750
   13,357(a)   Vanguard Cellular Systems..       253,783
   36,787      Wisconsin Energy...........     1,122,004
                                            ------------
                                              37,025,115
                                            ------------
               TOTAL COMMON STOCKS
                 (cost $238,392,540)......  $332,432,602
                                            ============

 Principal
  Amount       SHORT-TERM INVESTMENTS--6.9%
----------
               U.S. Government Agency--6.7%
$24,260,000    Federal Home Loan Mortgage,
                 5.43%, 5/1/1998..........  $ 24,260,000
                                            ------------
               U.S. Treasury Bills--.2%
    246,000(b)   5.05%, 5/28/1998.........       245,159
    426,000(b)   4.96%, 7/2/1998..........       422,447
    184,000      4.91%, 7/23/1998.........       181,947
                                            ------------
                                                 849,553
                                            ------------

               TOTAL SHORT-TERM INVESTMENTS
                 (cost $25,109,343).......  $ 25,109,553
                                            ============
TOTAL INVESTMENTS
  (cost $263,501,883)..............  99.1%  $357,542,155
                                    ======  ============

CASH AND RECEIVABLES (NET).........    .9%  $  3,079,990
                                    ======  ============

NET ASSETS......................... 100.0%  $360,622,145
                                    ======  ============

Notes to Statement of Investments:
------------------------------------------------------------------------------
(a) Non-income producing.
(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

Statement of Financial Futures                        April 30, 1998 (Unaudited)


                                                                   Market Value                      Unrealized
                                                                    Covered by                      Appreciation
Financial Futures Purchased:                         Contracts      Contracts       Expiration      at 4/30/98
----------------------------                         ---------     -----------      ----------     --------------
ISSUER
------
Standard & Poor's MidCap 400.....................      154         $29,044,400       June '98         $358,875
                                                                                                      ========


                                        See notes to financial statements.

Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------

Statement of Assets and Liabilities                  April 30, 1998 (Unaudited)

                                                                                                Cost           Value
                                                                                            ------------   ------------
ASSETS:                    Investments in securities--See Statement of Investments          $263,501,883   $357,542,155
                           Cash...................................................                              288,604
                           Receivable for investment securities sold..............                            5,082,148
                           Receivable for futures variation margin--Note 4(a).....                              403,300
                           Dividends and interest receivable......................                              250,377
                           Receivable for shares of Common Stock subscribed.......                               54,606
                                                                                                           ------------
                                                                                                            363,621,190
                                                                                                           ------------

LIABILITIES:               Due to The Dreyfus Corporation and affiliates..........                              147,389
                           Payable for investment securities purchased............                            1,935,220
                           Payable for shares of Common Stock redeemed............                              915,941
                           Loan commitment fees payable--Note 2...................                                  495
                                                                                                           ------------
                                                                                                              2,999,045
                                                                                                           ------------

NET ASSETS........................................................................                         $360,622,145
                                                                                                           ============

REPRESENTED BY:            Paid-in capital........................................                          248,176,876
                           Accumulated undistributed investment income--net.......                              916,412
                           Accumulated net realized gain (loss) on investments....                           17,129,710
                           Accumulated net unrealized appreciation (depreciation)
                             on investments (including $358,875 net unrealized
                             appreciation on financial futures)--Note 4(b)........                           94,399,147
                                                                                                           ------------

NET ASSETS........................................................................                         $360,622,145
                                                                                                           ============

SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized)...................                           12,467,844

NET ASSET VALUE, offering and redemption price per share--Note 3(c)...............                               $28.92
                                                                                                                 ======


                See notes to financial statements.

Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------

Statement of Operations             Six Months Ended April 30, 1998 (Unaudited)

INVESTMENT INCOME

INCOME:                   Cash dividends..................................              $  1,528,287
                          Interest........................................                   455,658
                                                                                        ------------
                               Total Income...............................                                 $ 1,983,945


EXPENSES:                 Management fee--Note 3(a).......................                   342,124
                          Shareholder servicing costs--Note 3(b)..........                   342,124
                          Interest expense--Note 2........................                     1,239
                                                                                        ------------
                                   Total Expenses.........................                                     685,487
                                                                                                           -----------


INVESTMENT INCOME--NET....................................................                                   1,298,458
                                                                                                           -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:
                          Net realized gain (loss) on investments.........               $16,250,766
                          Net realized gain (loss) on financial futures...                 1,809,988
                                                                                         -----------
                               Net Realized Gain (Loss)...................                                  18,060,754
                          Net unrealized appreciation (depreciation) on
                            investments (including $296,575 net unrealized
                            appreciation on financial futures)............                                  29,742,585
                                                                                                           -----------


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS....................                                  47,803,339
                                                                                                           -----------


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................                                 $49,101,797
                                                                                                           ===========


                             See notes to financial statements.

Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------

Statement of Changes in Net Assets

                                                                                 Six Months Ended
                                                                                  April 30, 1998        Year Ended
                                                                                   (Unaudited)       October 31, 1997
                                                                                  ----------------   ----------------
OPERATIONS:

   Investment income--net.................................................          $  1,298,458       $  2,140,753
   Net realized gain (loss) on investments................................            18,060,754         17,095,238
   Net unrealized appreciation (depreciation) on investments..............            29,742,585         36,244,257
                                                                                    ------------       ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations.....            49,101,797         55,480,248
                                                                                    ------------       ------------

DIVIDENDS TO SHAREHOLDERS FROM:
   Investment income--net.................................................            (2,039,373)        (2,236,912)
   Net realized gain on investments.......................................           (17,600,666)        (8,243,435)
                                                                                    ------------       ------------
      Total Dividends.....................................................           (19,640,039)       (10,480,347)
                                                                                    ------------       ------------

CAPITAL STOCK TRANSACTIONS:
   Net proceeds from shares sold..........................................           135,934,179         76,561,680
   Dividends reinvested...................................................            16,175,235          9,015,232
   Cost of shares redeemed................................................           (41,965,798)       (80,546,553)
                                                                                    ------------       ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions...           110,143,616          5,030,359
                                                                                    ------------       ------------
         Total Increase (Decrease) in Net Assets..........................           139,605,374         50,030,260

NET ASSETS:
   Beginning of Period....................................................           221,016,771        170,986,511
                                                                                    ------------       ------------
   End of Period..........................................................          $360,622,145       $221,016,771
                                                                                    ============       ============

Undistributed investment income--net......................................          $    916,412       $  1,657,327
                                                                                    ------------       ------------


                                                                                       Shares             Shares
                                                                                    ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold............................................................             5,043,506          3,242,152
   Shares issued for dividends reinvested.................................               654,969            428,888
   Shares redeemed........................................................            (1,554,035)        (3,366,259)
                                                                                    ------------       ------------
      Net Increase (Decrease) in Shares Outstanding.......................             4,144,440            304,781
                                                                                    ============       ============


                                             See notes to financial statements.

Dreyfus MidCap Index Fund
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                               SIX MONTHS ENDED                 YEAR ENDED OCTOBER 31,
                                                APRIL 30, 1998   ----------------------------------------------
PER SHARE DATA:                                   (UNAUDITED)     1997      1996      1995      1994      1993
                                               ----------------  ------    ------    ------    ------    ------
   Net asset value, beginning of period.......     $26.55        $21.32    $19.40    $17.14    $17.63    $15.02
                                                   ------        ------    ------    ------    ------    ------
   Investment Operations:

   Investment income--net.....................        .10           .25       .28       .29       .26       .30
   Net realized and unrealized gain (loss)
      on investments..........................       4.49          6.25      2.81      3.00       .08      2.83
                                                   ------        ------    ------    ------    ------    ------
   Total from Investment Operations...........       4.59          6.50      3.09      3.29       .34      3.13
                                                   ------        ------    ------    ------    ------    ------
   Distributions:
   Dividends from investment income--net......       (.23)         (.27)     (.30)     (.28)     (.27)     (.27)
   Dividends from net realized gain
      on investments..........................      (1.99)        (1.00)     (.87)     (.75)     (.56)     (.25)
                                                   ------        ------    ------    ------    ------    ------
   Total Distributions........................      (2.22)        (1.27)    (1.17)    (1.03)     (.83)     (.52)
                                                   ------        ------    ------    ------    ------    ------
   Net asset value, end of period.............     $28.92        $26.55    $21.32    $19.40    $17.14    $17.63
                                                   ======        ======    ======    ======    ======    ======
TOTAL INVESTMENT RETURN.......................      18.69%(1)     32.02%    16.65%    20.78%     1.89%    21.22%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets....        .25%(1)       .50%      .50%      .50%      .40%      .09%
   Ratio of net investment income to average
      net assets..............................        .47%(1)      1.07%     1.49%     1.80%     1.68%     1.97%
   Decrease reflected in above expense ratios
      due to undertakings by the Manager......         --           .09%      .17%      .35%      .43%      .77%
   Portfolio Turnover Rate....................      15.56%(1)     20.15%    14.66%    20.46%    19.81%    16.80%
   Average commission rate paid (2)...........     $.0293        $.0316    $.0338      --        --        --
   Net assets, end of period (000's Omitted)..   $360,622      $221,017  $170,987  $122,982   $75,404   $65,690

-------------------
(1) Not annualized.
(2) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                                             See notes to financial statements.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

   Dreyfus MidCap Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400 Index. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment adviser. Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, is the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales charge.

   The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ form those estimates.

   (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

   (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

   (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

   The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings.

   The average daily amount of borrowings outstanding during the period ended April 30, 1998 was approximately $41,400, with a related weighted average annualized interest rate of 6.03%.

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3--Management Fee and Other Transactions With Affiliates:

   (a) Pursuant to management agreement ("Agreement") with Dreyfus, the management fee is computed at the annual rate of .25 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Under the terms of the Agreement, Dreyfus has agreed to pay all of the Fund's expenses, except management fees, brokerage commissions, taxes, commitment fees, interest, fees and expenses of non-interested Directors (including counsel fees), Shareholder Services Plan fees and extraordinary expenses. In addition, Dreyfus is required to reduce its fee in an amount equal to the Fund's allocable portion of the fees and expenses of non-interested Directors (including counsel). Each director receives an annual fee of $2,500 and an attendance fee of $500 per meeting and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation. Amounts required to be paid by the Fund directly to the non-interested Directors, that would be applied to offset a portion of the management fee payable to Dreyfus, are in fact paid directly by Dreyfus to the non-interested Directors.

   (b) Under the Shareholder Services Plan, the Fund pays the Distributor for the provision of certain services at the annual rate of .25 of 1% of the value of the Fund's average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 1998, the Fund was charged $342,124 pursuant to the Shareholder Services Plan.

   (c) A 1% redemption fee is charged and retained by the Fund on certain redemptions of Fund shares (including redemptions through use of the Fund Exchanges service) where the shares being redeemed were issued subsequent to a specified effective date and the redemption or exchange occurs within a six month period following the date of issuance. During the period ended April 30, 1998, redemption fees amounted to $1,682.

NOTE 4--Securities Transactions:

   (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 1998 amounted to $112,093,750 and $40,492,537, respectively.

   The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of April 30, 1998 are set forth in the Statement of Financial Futures.

   (b) At April 30, 1998, accumulated net unrealized appreciation on investments and financial futures was $94,399,147, consisting of $101,698,457 gross unrealized appreciation and $7,299,310 gross unrealized depreciation.

   At April 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus MidCap Index Fund
--------------------------------------------------------------------------------
Important Tax Information (Unaudited)

   For Federal tax purposes the Fund hereby designates $1.75 per share as a long-term capital gain distribution (of which 78% is subject to the 20% maximum Federal tax rate) of the $2.215 per share paid on December 22, 1997.

   The Fund also designates 12.25% of the ordinary dividends paid during the fiscal year ended April 30, 1998 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1999 of the percentage applicable to the preparation of their 1998 income tax returns.

Dreyfus MidCap Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02904




Printed in U.S.A.                      113SA984